Equity Narrative (Detail) (USD $)	12 Months Ended						0 Months Ended
	Dec. 31, 2014 employee_stock_ownership_plan		Dec. 31, 2013		Dec. 31, 2012		Jun. 24, 2013	Oct. 23, 2014	Jun. 27, 2013	Nov. 01, 2012	Dec. 12, 2011
Equity, Class of Treasury Stock [Line Items]
Amount of shares authorized in stock purchase plan, value								$ 11,000,000,000	$ 10,000,000,000	$ 10,000,000,000	$ 10,000,000,000
Total shares repurchased, shares	165,000,000		563,000,000		349,000,000
Total cost of shares repurchased	5,000,000,000	[1]	16,290,000,000	[1]	8,228,000,000	[1]
Amount of remaining shares authorized in stock purchase plan, value	11,500,000,000
Noncash transaction sale of subsidiary common stock for company common stock			11,408,000,000	[1],[2]
Number of employee stock ownership plans	2
Common ESOP Plan [Member]
Equity, Class of Treasury Stock [Line Items]
ESOP compensation expense	136,000,000		133,000,000		139,000,000
Common Stock [Member] | Preferred Employee Stock Ownership Plan [Member]
Equity, Class of Treasury Stock [Line Items]
Series A convertible perpetual preferred stock, common stock shares when converted	2,574.87
Convertible preferred stock, number of shares convertible	2,000,000
Common Stock [Member] | Common ESOP Plan [Member]
Equity, Class of Treasury Stock [Line Items]
Employee Stock Ownership Plan (ESOP), Shares in ESOP	61,000,000
Common Stock [Member] | Zoetis [Member]
Equity, Class of Treasury Stock [Line Items]
Company shares received in Exchange Offer							405,117,000
Noncash transaction sale of subsidiary common stock for company common stock							$ 11,400,000,000
Preferred Stock [Member] | Series A, Convertible Preferred Stock [Member] | Preferred Employee Stock Ownership Plan [Member]
Equity, Class of Treasury Stock [Line Items]
Series A convertible perpetual preferred stock, dividends rate	6.25%
Series A convertible perpetual preferred stock, per share stated value	$ 40,300
Preferred stock, redemption price per share	$ 40,300

[1]	Amounts may not add due to rounding.
[2]	Relates to Zoetis (our former Animal Health subsidiary). See Note 2D. Acquisitions, Licensing Agreements, Collaborative Arrangements, Divestitures, and Equity-Method Investments: Divestitures.